Document and Entity Information	Mar. 27, 2025
Document And Entity Information [Line Items]
Entity Registrant Name	Local Bounti Corporation/DE
Amendment Flag	false
Entity Central Index Key	0001840780
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Mar. 27, 2025
Entity Incorporation State Country Code	DE
Entity File Number	001-40125
Entity Tax Identification Number	83-3686055
Entity Address, Address Line One	490 Foley Lane
Entity Address, City or Town	Hamilton
Entity Address, State or Province	MT
Entity Address, Postal Zip Code	59840
City Area Code	(800)
Local Phone Number	640-4016
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value of $0.0001 per share
Trading Symbol	LOCL
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	490 Foley Lane
Entity Address, State or Province	MT
Entity Address, Postal Zip Code	59840